FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2018.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets at amortized cost	Liabilities at amortized cost	Fair value recognized in profit or loss	Investments in equity instruments at FVOCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,943	—	2,943	—	—	—	—
Restricted cash *	157	—	157	—	—	—	—
Trade accounts receivable and other	4,839	—	4,839	—	—	—	—
Inventories	17,745	17,745	—	—	—	—	—
Prepaid expenses and other current assets	2,802	1,516	741	—	—	—	545
Assets held for sale	2,943	2,943	—	—	—	—	—
Total current assets	31,429	22,204	8,680	—	—	—	545

Non-current assets:
Goodwill and intangible assets	5,451	5,451	—	—	—	—	—
Property, plant and equipment and biological assets	34,290	34,266	—	—	24	—	—
Investments in associates and joint ventures	4,711	4,711	—	—	—	—	—
Other investments	1,247	—	—	—	—	1,247	—
Deferred tax assets	7,496	7,496	—	—	—	—	—
Other assets	2,340	346	914	—	—	—	1,080
Total non-current assets	55,535	52,270	914	—	24	1,247	1,080
Total assets	86,964	74,474	9,594	—	24	1,247	1,625

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	4,556	—	—	4,556	—	—	—
Trade accounts payable and other	12,418	—	—	12,418	—	—	—
Short-term provisions	491	477	—	14	—	—	—
Accrued expenses and other liabilities	4,090	1,216	—	2,601	—	—	273
Income tax liabilities	312	312	—	—	—	—	—
Liabilities held for sale	846	846	—	—	—	—	—
Total current liabilities	22,713	2,851	—	19,589	—	—	273

Non-current liabilities:
Long-term debt, net of current portion	8,963	—	—	8,963	—	—	—
Deferred tax liabilities	2,506	2,506	—	—	—	—	—
Deferred employee benefits	7,408	7,408	—	—	—	—	—
Long-term provisions	1,652	1,652	—	—	—	—	—
Other long-term obligations	1,387	404	—	665	—	—	318
Total non-current liabilities	21,916	11,970	—	9,628	—	—	318

Equity:
Equity attributable to the equity holders of the parent	40,320	40,320	—	—	—	—	—
Non-controlling interests	2,015	2,015	—	—	—	—	—
Total equity	42,335	42,335	—	—	—	—	—
Total liabilities and equity	86,964	57,156	—	29,217	—	—	591
* Restricted cash of 157 includes a cash deposit of 111 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2018, respectively.
Disclosure of liabilities based on categories	The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2018.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets at amortized cost	Liabilities at amortized cost	Fair value recognized in profit or loss	Investments in equity instruments at FVOCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,943	—	2,943	—	—	—	—
Restricted cash *	157	—	157	—	—	—	—
Trade accounts receivable and other	4,839	—	4,839	—	—	—	—
Inventories	17,745	17,745	—	—	—	—	—
Prepaid expenses and other current assets	2,802	1,516	741	—	—	—	545
Assets held for sale	2,943	2,943	—	—	—	—	—
Total current assets	31,429	22,204	8,680	—	—	—	545

Non-current assets:
Goodwill and intangible assets	5,451	5,451	—	—	—	—	—
Property, plant and equipment and biological assets	34,290	34,266	—	—	24	—	—
Investments in associates and joint ventures	4,711	4,711	—	—	—	—	—
Other investments	1,247	—	—	—	—	1,247	—
Deferred tax assets	7,496	7,496	—	—	—	—	—
Other assets	2,340	346	914	—	—	—	1,080
Total non-current assets	55,535	52,270	914	—	24	1,247	1,080
Total assets	86,964	74,474	9,594	—	24	1,247	1,625

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	4,556	—	—	4,556	—	—	—
Trade accounts payable and other	12,418	—	—	12,418	—	—	—
Short-term provisions	491	477	—	14	—	—	—
Accrued expenses and other liabilities	4,090	1,216	—	2,601	—	—	273
Income tax liabilities	312	312	—	—	—	—	—
Liabilities held for sale	846	846	—	—	—	—	—
Total current liabilities	22,713	2,851	—	19,589	—	—	273

Non-current liabilities:
Long-term debt, net of current portion	8,963	—	—	8,963	—	—	—
Deferred tax liabilities	2,506	2,506	—	—	—	—	—
Deferred employee benefits	7,408	7,408	—	—	—	—	—
Long-term provisions	1,652	1,652	—	—	—	—	—
Other long-term obligations	1,387	404	—	665	—	—	318
Total non-current liabilities	21,916	11,970	—	9,628	—	—	318

Equity:
Equity attributable to the equity holders of the parent	40,320	40,320	—	—	—	—	—
Non-controlling interests	2,015	2,015	—	—	—	—	—
Total equity	42,335	42,335	—	—	—	—	—
Total liabilities and equity	86,964	57,156	—	29,217	—	—	591
* Restricted cash of 157 includes a cash deposit of 111 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2018, respectively.
Disclosure of derivative financial instruments	The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2018 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	2,485	118	956	(14)
Forward sale of contracts	869	23	618	(18)
Currency swaps sales	—	—	1,000	(137)
Exchange option purchases	1,393	12	228	(1)
Exchange options sales	1,478	17	225	(2)
Total foreign exchange rate instruments		170		(172)

Raw materials (base metal), freight, energy, emission rights
Term contracts sales	160	9	112	(34)
Term contracts purchases	717	406	416	(31)
Options sales/purchases	6	—	14	—
Total raw materials (base metal), freight, energy, emission rights		415		(65)
Total		585		(237)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2017 is as follows:

	Assets			Liabilities
	Notional Amount	Fair Value	Average rate[1]	Notional Amount	Fair Value	Average rate[1]
Interest rate swaps - Fixed rate borrowings/loans	6	—	0.98%	6	—	1.01%

Foreign exchange rate instruments
Forward purchase of contracts	586	8		3,939	(140)
Forward sale of contracts	525	17		774	(11)
Currency swaps purchases	—	—		9	(7)
Currency swaps sales	—	—		1,000	(157)
Exchange option purchases	—	—		338	(7)
Exchange options sales	—	—		319	(5)
Total foreign exchange rate instruments		25			(327)

Raw materials (base metal), freight, energy, emission rights
Term contracts sales	20	1		467	(38)
Term contracts purchases	796	65		534	(40)
Option sales/purchases	9	1		—	—
Total raw materials (base metal), freight, energy, emission rights		67			(78)
Total		92			(405)
1.
The average rate is determined for fixed rate instruments on basis of the U.S. dollar and foreign currency rates and for variable rate instruments generally on the basis of Euribor or Libor.
Disclosure of fair value measurement of assets	The following table summarizes the reconciliation of the fair value of the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment as of June 30, 2018 and June 30, 2017:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement
Balance as of December 31, 2016	175	(33)
Change in fair value	308	(11)
Balance as of June 30, 2017	483	(44)
Change in fair value	501	(220)
Balance as of December 31, 2017	984	(264)
Change in fair value [1]	56	(90)
Balance as of June 30, 2018	1,040	(354)
1.
The change in fair value is recorded in "Financing costs - net", except for the portion of the special payment in the pellet purchase agreement designated as a cash flow hedge which are recorded in other comprehensive income.The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,247	—	—	1,247
Derivative financial current assets	—	545	—	545
Derivative financial non-current assets	—	40	1,040	1,080
Total assets at fair value	1,247	585	1,040	2,872
Liabilities at fair value:
Derivative financial current liabilities	—	99	174	273
Derivative financial non-current liabilities	—	138	180	318
Total liabilities at fair value	—	237	354	591

As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,444	—	—	1,444
Derivative financial current assets	—	87	—	87
Derivative financial non-current assets	—	5	984	989
Total assets at fair value	1,444	92	984	2,520
Liabilities at fair value:
Derivative financial current liabilities	—	247	78	325
Derivative financial non-current liabilities	—	158	186	344
Total liabilities at fair value	—	405	264	669

Disclosure of fair value measurement of liabilities	The following table summarizes the reconciliation of the fair value of the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment as of June 30, 2018 and June 30, 2017:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement
Balance as of December 31, 2016	175	(33)
Change in fair value	308	(11)
Balance as of June 30, 2017	483	(44)
Change in fair value	501	(220)
Balance as of December 31, 2017	984	(264)
Change in fair value [1]	56	(90)
Balance as of June 30, 2018	1,040	(354)
1.
The change in fair value is recorded in "Financing costs - net", except for the portion of the special payment in the pellet purchase agreement designated as a cash flow hedge which are recorded in other comprehensive income.